Goodwill and Intangible Assets, net, Estimated Amortization Expense (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated Amortization Expense [Abstract]
2021	$ 1,269	$ 1,825
2022	1,174	1,269
2023	930	1,174
2024	737	930
2025		737
Thereafter		3,599
Total	$ 8,026	$ 9,534	$ 11,760